Transfers of Financial Assets - Summary of Carrying Value and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 18,577	$ 18,853
Fair Value	17,764	18,859
Carrying value of associated liabilities	17,471	18,208
Fair Value	16,846	18,323
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	1,062	997
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	7,503	7,847
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 10,012	$ 10,009